Expense Example {- Fidelity New Markets Income Fund} - 12.31 Fidelity New Markets Income Fund AMCIZ PRO-09 - Fidelity New Markets Income Fund	Mar. 01, 2022 USD ($)
Fidelity Advisor New Markets Income Fund: Class A
Expense Example:
1 year	$ 510
3 years	742
5 years	992
10 years	1,709
Fidelity Advisor New Markets Income Fund: Class M
Expense Example:
1 year	510
3 years	742
5 years	992
10 years	1,709
Fidelity Advisor New Markets Income Fund: Class C
Expense Example:
1 year	289
3 years	585
5 years	1,006
10 years	1,986
Fidelity Advisor New Markets Income Fund: Class I
Expense Example:
1 year	85
3 years	265
5 years	460
10 years	1,025
Fidelity Advisor New Markets Income Fund: Class Z
Expense Example:
1 year	74
3 years	230
5 years	401
10 years	$ 894